Mortgage-Backed Securities Available for Sale (Details) (Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of mortgage-backed securities available for sale
Amortized cost	$ 520	$ 674
Gross unrealized gains	34	41
Gross unrealized Losses	0	0
Estimated fair value	554	715
Pass-through certificates guaranteed by GNMA - fixed rate [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	78	86
Gross unrealized gains	3	3
Gross unrealized Losses	0	0
Estimated fair value	81	89
Pass-through certificates guaranteed by FNMA - adjustable rate [Member] | Adjustable Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	143	174
Gross unrealized gains	9	6
Gross unrealized Losses	0	0
Estimated fair value	152	180
FHLMC participation certificates- Fixed Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	176	268
Gross unrealized gains	14	25
Gross unrealized Losses	0	0
Estimated fair value	190	293
FHLMC participation certificates- Fixed Rate [Member] | Adjustable Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	123	146
Gross unrealized gains	8	7
Gross unrealized Losses	0	0
Estimated fair value	$ 131	$ 153